Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary Of Breakdown of the Closing Balance

Breakdown of the Closing Balance

	Year ended December 31,
	2016		2017		2018
Number of BSA2010	Outstanding	Exercisable	Outstanding	Exercisable	Outstanding	Exercisable
BSA2010 with exercise price of €77	610	610	500	500	500	500
Total	610	610	500	500	500	500

Summary Of Breakdown of the Closing Balance

Breakdown of the Closing Balance

	Year ended December 31,
	2016		2017		2018
Number of BSAX	Outstanding	Exercisable	Outstanding	Exercisable	Outstanding	Exercisable
BSAX with exercise price of €65	1,036	1,036	—	—	—	—
Total	1,036	1,036	—	—	—	—

BCE 4 [member]
Statement [LineItems]
Summary Details of Share Based Payments

Details of BCE4

Date of grant (Board of Directors)	01/21/2009	01/21/2009	01/21/2009	01/21/2009	01/21/2009
Vesting period (years)	0	1	2	3	4
Plan expiration date	01/20/2019	01/20/2019	01/20/2019	01/20/2019	01/20/2019
Number of BCE4 granted	2,411	1,340	536	536	535
Share entitlement per BCE4(1)	15	15	15	15	15
Exercise price	65	65	65	65	65
Valuation method used	Black—Scholes
Grant date share fair value	70	70	70	70	70
Expected volatility	40%	40%	40%	40%	40%
Average life of BCE4	5.0	5.5	6.0	6.5	7.0
Discount rate(2)	2.71%	2.71%	2.98%	2.98%	3.11%
Expected dividends	0%	0%	0%	0%	0%
Performance conditions	NA	NA	NA	NA	NA
Fair value per BCE4	29.06	30.33	31.90	33.06	34.35

(1)

The number of shares takes into account an exercise parity adjusted by the division by 15 of the nominal value of the shares decided by the general meeting on December 9, 2011; each BCE4 warrant now gives the right to subscribe to 15 new shares instead of 1 new share. For the same reason, the exercise price of each BCE4 plan was adjusted as a result and is thus equal to 1/15th of the price initially determined by the general meeting that authorized each of the plans.

(2)	Based on French government bonds (GFRN) with a maturity corresponding to the maturity of BCE4.

Summary Of Change in Number of BCE4 Outstanding

Change in Number of BCE4 Outstanding

	Year ended December 31,
Number of BCE4	2016	2017	2018
Balance at beginning of period	2,691	2,691	—
Granted during the period	—	—	—
Forfeited during the period	—	—	—
Exercised during the period	—	2,691	—
Expired during the period	—	—	—
Balance at end of period	2,691	—	—

Summary of Number of Share Options Oustanding and Exercisable

Breakdown of the Closing Balance

	Year ended December 31,
	2016		2017		2018
Number of BCE4	Outstanding	Exercisable	Outstanding	Exercisable	Outstanding	Exercisable
BCE4 with exercise price of €65	2,691	2,691	—	—	—	—
Total	2,691	2,691	—	—	—	—

BCE2010 [member]
Statement [LineItems]
Summary Details of Share Based Payments

Details of BCE2010

Date of grant (Board of Directors)	06/24/2011	06/24/2011	06/24/2011	06/24/2011	11/22/2011	11/22/2011	11/22/2011	11/22/2011
Vesting period (years)	0.5	1.5	2.5	3.5	1	2	3	4
Plan expiration date	11/22/2021	11/22/2021	11/22/2021	11/22/2021	11/22/2021	11/22/2021	11/22/2021	11/22/2021
Number of BCE2010 granted	6,000	6,000	6,000	6,000	2,510	2,510	2,510	2,509
Share entitlement per BCE2010(1)	15	15	15	15	15	15	15	15
Exercise price	77	77	77	77	77	77	77	77
Valuation method used	Black and Scholes
Grant date share fair value	77	77	77	77	77	77	77	77
Expected volatility	40%	40%	40%	40%	40%	40%	40%	40%
Average life of BCE2010	5.5	6.0	6.5	7.0	5.4	5.9	6.4	6.9
Discount rate(2)	2.55%	2.68%	2.68%	2.87%	2.05%	2.42%	2.42%	2.66%
Expected dividends	0%	0%	0%	0%	0%	0%	0%	0%
Performance conditions	NA	NA	NA	NA	NA	NA	NA	NA
Fair value per BCE2010	31.16	32.71	34.03	35.58	30.42	32.29	33.58	35.2

(1)

The number of shares takes into account an exercise parity adjusted by the division by 15 of the nominal value of the shares decided by the general meeting on December 9, 2011; each BCE2010 warrant now gives the right to subscribe to 15 new shares instead of 1 new share. For the same reason, the exercise price of each BCE2010 plan was adjusted as a result and is thus equal to 1/15th of the price initially determined by the general meeting that authorized each of the plans.

(2)	Based on French government bonds (GFRN) with a maturity corresponding to the maturity of BCE2010.

Summary Of Change in Number of Outstanding shares

Change in Number of BSA Outstanding

	Year ended December 31,
Number of BSA	2016	2017	2018
Balance at beginning of period	143,694	147,359	181,008
Granted during the period	93,500	68,000	44,000
Forfeited during the period	—	24,902	—
Exercised during the period	89,835	9,359	7,500
Expired during the period	—	—	—
Balance at end of period	147,359	181,008	217,508

Summary Breakdown of the Closing Balance

Breakdown of the Closing Balance

	Year ended December 31,
	2016		2017		2018
Number of BCE2010	Outstanding	Exercisable	Outstanding	Exercisable	Outstanding	Exercisable
BCE2010 with exercise price of €77.00	12,339	12,339	11,005	11,005	7,166	7,166
Total	12,339	12,339	11,005	11,005	7,166	7,166

BSA [member]
Statement [LineItems]
Summary Details of Share Based Payments

Details of BSA

Date of grant (Board of Directors)	12/07/2007	12/07/2007	12/07/2007	12/07/2007	01/17/2012	01/17/2012	01/17/2012	01/17/2012
Vesting period (years)	1	2	3	4	1	2	3	4
Plan expiration date	12/08/2017	12/08/2017	12/08/2017	12/08/2017	01/17/2022	01/17/2022	01/17/2022	01/17/2022
Number of BSA granted	431	431	428	427	22,459	22,459	22,459	22,458
Share entitlement per BSA(1)	15	15	15	15	1	1	1	1
Exercise price	65	65	65	65	5.13	5.13	5.13	5.13
Valuation method used	Black—Scholes
Grant date share fair value	65	65	65	65	5.13	5.13	5.13	5.13
Expected volatility	40%	40%	40%	40%	40%	40%	40%	40%
Average life of BSA	4.5	5.0	5.5	6.0	5.5	6.0	6.5	7.0
Discount rate(2)	4.06%	4.09%	4.09%	4.10%	2.33%	2.33%	2.61%	2.61%
Expected dividends	0%	0%	0%	0%	0%	0%	0%	0%
Performance conditions	NA	NA	NA	NA	NA	NA	NA	NA
Fair value per BSA	22.18	23.62	24.95	26.22	2.05	2.14	2.26	2.34

(1)

The number of shares takes into account an exercise parity adjusted by the division by 15 of the nominal value of the shares decided by the general meeting on December 9, 2011; each BSA warrant now gives the right to subscribe to 15 new shares instead of 1 new share. For the same reason, the exercise price of each BSA plan was adjusted as a result and is thus equal to 1/15th of the price initially determined by the general meeting that authorized each of the plans.

(2)	Based on French government bonds (GFRN) with a maturity corresponding to the maturity of BSA.

Date of grant (Board of Directors)	09/25/2012	09/25/2012	09/25/2012	09/25/2012	07/25/2013	06/03/2014
Vesting period (years)	1	2	3	4	0	0
Plan expiration date	09/25/2022	09/25/2022	09/25/2022	09/25/2022	07/25/2023	06/03/2024
Number of BSA granted	7,500	7,500	7,500	7,500	73,000	10,000
Share entitlement per BSA	1	1	1	1	1	1
Exercise price	8.59	8.59	8.59	8.59	8.1	18.79
Valuation method used	Black—Scholes
Grant date share fair value	8.4	8.4	8.4	8.4	8.15	19.01
Expected volatility	40%	40%	40%	40%	40%	40%
Average life of BSA	5.5	6.0	6.5	7.0	5.0	5.0
Discount rate(1)	1.21%	1.21%	1.53%	1.53%	1.16%	0.71%
Expected dividends	0%	0%	0%	0%	0%	0%
Performance conditions	NA	NA	NA	NA	NA	NA
Fair value per BSA	2.29	2.43	2.61	2.74	2.18	4.98

(1)	Based on French government bonds (GFRN) with a maturity corresponding to the maturity of BSA.

Date of grant (Board of Directors)	03/24/2015	11/19/2015	12/15/2015	06/21/2016
Vesting period (years)
Plan expiration date	03/24/2025	11/19/2025	12/15/2015	06/21/2016
Number of BSA granted	10,000	15,000	90,000 (1)	20,000
Share entitlement per BSA	1	1	1	1
Exercise price	43.00	66.06	64.14	52.97
Valuation method used	Black—Scholes
Grant date share fair value	43	66.06	42.61	61.25
Expected volatility	36%	50.91%	51%	47%
Average life of BSA	5.0	5.0	5.0	5.0
Discount rate(1)	0.68%	0.81%	-0.09%	-0.41%
Expected dividends	0%	0%	0%	0%
Performance conditions	NA	NA	NA	NA
Fair value per BSA	9.90	22.60	7.28	21.59

Date of grant (Board of Directors)	12/09/2016	06/15/2017	05/02/2018
Vesting period (years)	0	0	0
Plan expiration date	12/09/2026	06/15/2027	05/02/2028
Number of BSA granted	59,000	9,000	44,000
Share entitlement per BSA	1	1	1
Exercise price	69.75	59.05	37.24
Valuation method used	Black—Scholes
Grant date share fair value	63.18	73.32	37.74
Expected volatility	40%	39%	50%
Average life of BSA	5.0	5.0	5.0
Discount rate(1)	-0.04%	-0.12%	-0.15%
Expected dividends	0%	0%	0%
Performance conditions	NA	NA	NA
Fair value per BSA	12.94	24.02	9.02

Summary Of Change in Number of Outstanding shares

Change in Number of BSA Outstanding

	Year ended December 31,
Number of BSA	2016	2017	2018
Balance at beginning of period	143,694	147,359	181 008
Granted during the period	93,500	68,000	44,000
Forfeited during the period	—	24,902	—
Exercised during the period	89,835	9,359	7,500
Expired during the period	—	—	—
Balance at end of period	147,359	181,008	217,508

Summary Breakdown of the Closing Balance

Breakdown of the Closing Balance

	Year ended December 31,
	2016		2017		2018
Number of BSA	Outstanding	Outstanding	Outstanding	Exercisable	Outstanding	Exercisable
BSA2010 with exercise price of €65	859	859	—	—	—	—
BSA2010 with exercise price of €5.13	—	—	—	—	—	—
BSA2010 with exercise price of €8.59	10,000	10,000	7,500	7,500	5,000	5,000
BSA2010 with exercise price of €8.10	13,000	13,000	9,500	9,500	7,000	7,000
BSA2010 with exercise price of €18.79	5,000	5,000	2,500	2,500	—	—
BSA with exercise price of €43.00	10,000	10,000	10,000	10,000	10,000	10,000
BSA with exercise price of €66.06	15,000	15,000	15,000	15,000	15,000	15,000
BSA with exercise price of €64.14	73,500	73,500	73,500	73,500	73,500	73,500
BSA with exercise price of €52.97	20,000	20,000	20,000	20,000	20,000	20,000
BSA with exercise price of €69.75	—	—	34,008	34,008	34,008	34,008
BSA with exercise price of €59.05	—	—	9,000	9,000	9,000	9,000
BSA with exercise price of €37.24	—	—	—	—	44,000	44,000
Total	147,359	147,359	181,008	181,008	217,508	217,508

Share Option [member]
Statement [LineItems]
Summary Details of Share Based Payments

Details of SO

Date of grant (Board of Directors)	09/18/2013	06/03/2014	06/23/2015	11/19/2015	01/04/2016	04/21/2016	05/02/2016
Vesting period (years)	4	2	1-4	1-4	1-4	1-4	1-4
Plan expiration date	09/18/2023	06/03/2024	06/23/2025	11/19/2025	01/04/2026	04/21/2026	05/02/2026
Number of SO granted	518,000	75,000	120,000	195,000	75,000	33,000	22,000
Share entitlement per SO	1	1	1	1	1	1	1
Exercise price	7.57	19.01	48.9	66.06	65.68	62.82	59.04
Valuation method used	Black—Scholes
Grant date share fair value	7.9	19.01	48.9	66.06	65.68	62.82	58.62
Expected volatility	40%	40%	51%	51%	49.3%-49.8%	49.4%-50.7%	49.3%-50.6%
Average life of SO	7	6	7	7	5-7	5-7	5-7
Discount rate(1)	1.72%	0.89%	0.89%	0.81%	0.39%	0.04%	0.10%
Expected dividends	0%	0%	0%	0%	0%	0%	0%
Performance conditions	NA	NA	NA	NA	NA	NA	NA
Fair value per SO	3.57	7.46	25.28	34.05	29.5-32.6	28.3-30.9	26.4-28.8

(1)	Based on French government bonds (GFRN) with a maturity corresponding to the maturity of SO.

Date of grant	06/21/2016	08/01/2016	09/15/2016	10/17/2016	11/15/2016	12/09/2016	12/15/2016
Vesting period (years)	1-4	1-4	1-4	1-4	1-4	1-4	1-4
Plan expiration date	06/21/2026	08/01/2026	09/15/2016	10/17/2026	11/15/2026	12/09/2026	12/15/2026
Number of SO granted	110,000	10,000	9,300	16,500	8,300	74,960	1,100
Share entitlement per SO	1	1	1	1	1	1	1
Exercise price	53.96	62.24	62.8	64.39	68.33	69.75	69.35
Valuation method used	Black—Scholes
Grant date share fair value	52.97	62.24	62.8	64.39	68.33	69.75	69.35
Expected volatility	49.1%-50.3%	48.8%-49.8%	48.6%-49.4%	48.0%-48.9%	47.8%-48.8%	47.7%-48.5%	40.44%
Average life of SO	5-7	5-7	5-7	5-7	5-7	5-7	5-7
Discount rate(1)	-0.01%	-0.25%	-0.18%	-0.32%-0.15%	-0.11%+0.16%	-0.2%+0.18%	-0.18%+0.16%
Expected dividends	0%	0%	0%	0%	0%	0%	0%
Performance conditions	NA	NA	NA	NA	NA	NA	NA
Fair value per SO	23.4-25.5	27.3-29.9	27.4-30.1	27.6-30.6	29.4-32.7	29.7-33.4	25.2-28.7

(1) Based on French government bonds (GFRN) with a maturity corresponding to the maturity of SO.

Date of grant	01/16/2017	03/15/2017	04/18/2017	06/15/2017	06/15/2017	07/17/2017	09/15/2017
Vesting period (years)	1-4	1-4	1-4	1-4	1-4	1-4	1-4
Plan expiration date	01/16/2027	03/15/2027	04/18/2027	06/15/2027	06/15/2027	07/17/2027	09/15/2027
Number of SO granted	19,100	7,200	16,500	126,000	111.600	30,900	52,600
Share entitlement per SO	1	1	1	1	1	1	1
Exercise price	66.11	66.25	60.77	59.05	60.54	71.61	74.22
Valuation method used
Grant date share fair value	66.11	65.42	59.73	59.05	59.05	71.61	71.80
Expected volatility	40.21%	39.82%	39.63%	39.23%	39.23%	38.84%	38.57%
Average life of SO	5-7	5-7	5-7	5-7	5-7	5-7	5-7
Discount rate(1)	-0.17%+0.19%	+0.21%+0.61%	+0.02%+0.39%	-0.21%+0.07%	-0.21%+0.07%	+0.01%+0.34%	-0.14%+0.19%
Expected dividends	0%	0%	0%	0%	0%	0%	0%
Performance conditions	NA	NA	NA	NA	NA	NA	NA
Fair value per SO	23.9-27.2	23.6-27.1	21.2-24.2	20.8-23.6	20.4-23.22	25.3-28.2	24.3-27.8

Date of grant	12/05/2017	12/15/2017	01/15/2018	04/16/2018	05/15/2018	06/15/2018
Vesting period (years)	1-4	1-4	1-4	1-4	1-4	1-4
Plan expiration date	12/05/2027	12/15/2027	01/15/2028	04/16/2028	05/15/2028	06/15/2028
Number of SO granted	625,200	8,300	15,500	16,500	16,500	23,600
Share entitlement per SO	1	1	1	1	1	1
Exercise price	39.00	38.18	43.60	38.64	40.84	38.92
Valuation method used	Black—Scholes
Grant date share fair value	35.73	36.43	43.60	38.64	40.84	35.48
Expected volatility	43.23%	43.13%	45.57%	46.37%	46.15%	45.95%
Average life of SO	5-7	5-7	5-7	5-7	5-7	5-7
Discount rate(1)	-0.23%+0.07%	-0.23%+0.07%	0.32%	0.35%	0.41%	0.23%
Expected dividends	0%	0%	0%	0%	0%	0%
Performance conditions	NA	NA	NA	NA	NA	NA
Fair value per SO	12.9-14.7	13.5-15.4	18.1-20.2	16.3-18.2	17.2-19.2	13.8-15.6

(1)	Based on French government bonds (GFRN) with a maturity corresponding to the maturity of SO.

Date of grant	06/22/2018	07/16//2018	08/15/2018	09/17/2018	10/15/2018	11/15/2018	12/17/2018
Vesting period (years)	1-4	1-4	1-4	1-4	1-4	1-4	1-4
Plan expiration date	06/22/2028	07/16/2028	15/08/2028	09/17/2028	10/15/2028	11/15/2028	12/17/2028
Number of SO granted	50,000	28,800	33,500	80,900	76,700	26,000	7,200
Share entitlement per SO	1	1	1	1	1	1	1
Exercise price	37.22	33.81	32.90	40.94	37.28	32.57	26.76
Valuation method used	Black and Scholes
Grant date share fair value	34.32	32.16	32.90	40.94	31.74	28.66	26.76

Expected volatility	45.85%	46.51%	46.67%	46.92%	47.12%	47.44%	47.90%
Average life of SO	5-7	5-7	5-7	5-7	5-7	5-7	5-7
Discount rate(1)	0.19%	0.14%	0.17%	0.27%	0.37%	0.29%	0.26%
Expected dividends	0%	0%	0%	0%	0%	0%	0%
Performance conditions	Yes (2)	Yes (2)	Yes (2)	Yes (2)	Yes (2)	Yes (2)	Yes (2)
Fair value per SO	13.42-15.11	13.02-14.59	13.85-15.43	17.39-19.37	12.12-13.78	11.18-12.66	11.57-12.88

(1)	Based on French government bonds (GFRN) with a maturity corresponding to the maturity of SO
(2)	Performance conditions: Viaskin® Peanut’s marketing authorization by the US Food and Drug Administration (U.S. FDA)

Date of grant	06/09/2018	11/29/2018	12/12/2018
Vesting period (years)	1-4	1-4	1-4
Plan expiration date	09/06/2028	11/29/2028	12/12/2028
Number of SO granted	65,000	350,000	34,000
Share entitlement per SO	1	1	1
Exercise price	36.96	30.02	27.96
Valuation method used	Black and Scholes
Grant date share fair value	36.96	27.44	27.96
Expected volatility	46.85%	47.51%	47.87%
Average life of SO	5-7	5-7	5-7
Discount rate(1)	0.21%	0.27%	0.27%
Expected dividends	0%	0%	0%
Performance conditions	Yes (2)	Yes (2)	Yes (2)
Fair value per SO	15.65-17.43	11.08-12.47	12.09-13.46

(1)	Based on French government bonds (GFRN) with a maturity corresponding to the maturity of SO
(2)	Performance conditions: Viaskin® Peanut’s marketing authorization by the US Food and Drug Administration (U.S. FDA)

Disclosure of Change in Number of Share Options Outstanding

Change in Number of SO Outstanding

	December 31,
Number of SO	2016	2017	2018
Balance at beginning of period	861,000	1,160,060	2,133,100
Granted during the period	359,060	998,500	824,200
Forfeited during the period	25,000	24,260	227,730
Exercised during the period	35,000	1,200	268,000
Expired during the period	—	—	—
Balance at end of period	1,160,060	2,133,100	2,461,570

SO [Member]
Statement [LineItems]
Summary of Change in Number of Outstanding shares

Breakdown of the Closing Balance

	Year ended December 31,
	2016		2017		2018
Number of SO	Outstanding	Exercisable	Outstanding	Exercisable	Outstanding	Exercisable
SO with exercise price of €7.57	471,000	—	471,000	471,000	203,000	203,000
SO with exercise price of €19.01	40,000	40,000	40,000	40,000	40,000	40,000
SO with exercise price of €48.90	120,000	45,000	120,000	75,000	120,000	90,000
SO with exercise price of €66.06	170,000	—	170,000	85,000	170,000	127,500
SO with exercise price of €65.68	75,000	—	75,000	18,750	75,000	37,500
SO with exercise price of €62.82	33,000	—	33,000	8,250	22,000	11,000
SO with exercise price of €59.04	22,000	—	22,000	5,500	—	—
SO with exercise price of €53.96	110,000	—	101,300	24,425	87,500	54,687
SO with exercise price of €62.24	10,000	—	10,000	2,500	10,000	5,000
SO with exercise price of €62.80	9,300	—	9,300	2,325	9,300	4,650
SO with exercise price of €64.39	16,500	—	9,300	2,325	9,300	4,650
SO with exercise price of €68.33	8,300	—	8,300	2,075	8,300	4,150
SO with exercise price of €69.75	74,960	—	72,900	18,225	51,995	25,997
SO with exercise price of €66.35	—	—	1,100	275	1,100	550
SO with exercise price of €66.11	—	—	19,100	—	19,100	7,162
SO with exercise price of €66.25	—	—	7,200	—	7,200	2,700
SO with exercise price of €60.77	—	—	16,500	—	7,200	2,700
SO with exercise price of €59.05	—	—	118,500	—	91,000	34,125
SO with exercise price of €60.54	—	—	111,600	—	111,600	41,850
SO with exercise price of €71.61	—	—	30,900	—	7,200	1,800
SO with exercise price of €74.22	—	—	52,600	—	45,400	11,350
SO with exercise price of €39.00	—	—	625,200	—	540,075	135,018
SO with exercise price of €38.18	—	—	8,300	—	8,300	2,075
SO with exercise price of €43.60	—	—	—	—	8,300	—
SO with exercise price of €38.64	—	—	—	—	16,500	—
SO with exercise price of €40.84	—	—	—	—	16,500	—
SO with exercise price of €38.92	—	—	—	—	23,600	—
SO with exercise price of €37.22	—	—	—	—	50,000	—
SO with exercise price of €33.81	—	—	—	—	28,800	—
SO with exercise price of €32.90	—	—	—	—	33,500	—
SO with exercise price of €36.96	—	—	—	—	65,000	—
SO with exercise price of €40.94	—	—	—	—	80,900	—
SO with exercise price of €37.28	—	—	—	—	76,700	—
SO with exercise price of €32.57	—	—	—	—	26,000	—
SO with exercise price of €30.02	—	—	—	—	350,000	—
SO with exercise price of €27.96	—	—	—	—	34,000	—
SO with exercise price of €37.24	—	—	—	—	7,200	—
Total	1,160,000	85,000	2,133,100	755,650	2,461,570	847,464

Free Share [member]
Statement [LineItems]
Summary Details of Share Based Payments

Details of Free Shares

Date of grant (Board of Directors)	04/02/2012	07/25/2012	11/28/2012	07/25/2013&09/12/2013	06/03/2014
Vesting period (years)	2	2	2	2	2
Number of free shares granted	669,796	134,081	35,360	501,500	186,000
Share entitlement per free share (1)	1	1	1	1	1
Grant date share fair value	8.86	8.20	8.70	7.96	19.01
Expected dividends	0%	0%	0%	0%	0%
Performance conditions	Yes (1)	Yes (1)	No	Yes (2)	Yes (3)
Expected turnover during the vesting period	1%	1%	1%	1%	1%

Date of grant (Board of Directors)	09/30/2015	12/15/2015
Vesting period (years)	2	2
Number of free shares granted	708,500	42,000
Share entitlement per free share (1)	1	1
Grant date share fair value	62.99	64.14
Expected dividends	0%	0%
Performance conditions	Yes (4)	Yes (4)
Expected turnover during the vesting period	0%	0%

(1)	The acquisition of free shares is contingent for certain individuals (the “Key Managers”), including Dr. Benhamou, upon the achievement of the three performance criteria below:

•

One-third of the shares allocated to Key Managers will only be acquired from the later of the two following dates (i) expiry of a period of two years from the date of allocation and (ii) inclusion of the 100th patient in the VIPES phase II study.

•

One-third of the shares allocated to Key Managers will only be acquired from the later of the two following dates (i) expiry of a period of two years from the date of allocation and (ii) achievement of the principal evaluation criterion in the VIPES phase II study.

•

One-third of the shares allocated to Key Managers will only be acquired from the later of the two following dates (i) expiry of a period of two years from the date of allocation and (ii) inclusion of the first patient in the Viaskin® Milk phase II study.

(2)	The acquisition of free shares is contingent for the Key Managers, including Dr. Benhamou, upon the achievement of the three performance criteria below:

•

One-third of the shares allocated to Key Managers will only be acquired from the later of the two following dates (i) expiry of a period of two years from the date of allocation and (ii) inclusion of the 100th patient in the Viaskin® Peanut phase III study a maximum of twelve (12) months after the inclusion of the first patient in the study.

•

One-third of the shares allocated to Key Managers will only be acquired from the later of the two following dates (i) expiry of a period of two years from the date of allocation and (ii) approval by the FDA of a protocol for the Phase III trial of Viaskin® Peanut.

•

One-third of the shares allocated to Key Managers will only be acquired from the later of the two following dates (i) expiry of a period of two years from the date of allocation and (ii) an increase of at least fifty (50) per cent for five (5) consecutive days of the Company’s share price compared with the closing price of the Company’s shares listed on Euronext Paris on the day of the adoption of the 2013 free share allocation plan, or July 25, 2013.

It is specified that in the event of a change of control of the Company (as defined in Article L. 233-3 of the Commercial Code), the performance criteria will be considered as definitively achieved.

(3)	The acquisition of free shares is contingent for the Key Managers, including Dr. Benhamou, upon the achievement of the two performance criteria below:

•

Half of the shares allocated to Key Managers will only be acquired from the later of the two following dates (i) expiry of a period of two years from the date of allocation and (ii) inclusion of the 100th patient in the Viaskin® Peanut phase III study a maximum of twelve (12) months after the inclusion of the first patient in the study.

•

Half of the shares allocated to Key Managers will only be acquired from the later of the two following dates (i) expiry of a period of two years from the date of allocation and (ii) approval by the FDA of a protocol for the Phase III trial of Viaskin® Peanut.

(4)	The acquisition of free shares is contingent for all the employees, including Dr. Benhamou, upon the achievement of the three performance criteria below:

•

One third of the shares will only be acquired from the later of the following two dates : (i) the end of the 2 year vesting period which runs from September 30, 2015 and (ii) achievement of the primary efficacy endpoint of the Phase III ‘Pepites’ trial for Viaskin® Peanut; the Board of Directors, during its meeting on February 15, 2018, decided that, following FDA’s written responses to the clinical pre-BLA meeting package submitted by the Company, which reflected agreement on the content of the clinical module of the BLA for Viaskin® Peanut for the treatment of peanut allergy in children 4 to 11 years of age, the performance criteria was achieved.

•

One third of the shares will only be acquired from the later of the following two dates : (i) the end of the 2 year vesting period which runs from September 30, 2015 and (ii) achievement of the primary efficacy endpoint of the Phase II ‘Miles’ trial for Viaskin® Milk.

•

One third of the shares will only be acquired from until the later of the following two dates: (i) the end of the 2 year vesting period which runs from September 30, 2015 and (ii) the beginning of clinical testing of another product candidate from the Viaskin® platform.

Board of Directors Grant date	04/06/2016	06/21/2016	08/16/2016	09/01/2016	10/27/2016	12/09/2016
Vesting period (years)	2	2	2	2	2	2
Number of free shares granted	63,750	193,000	10,000	5,000	15,000	23,600
Share entitlement per free share	1	1	1	1	1	1
Grant date share fair value	62.40	52.97	60.68	61.49	67.44	69.75
Expected dividends	0%	0%	0%	0%	0%	0%
Performance conditions	yes (1)	yes (1)	yes (1)	yes (1)	yes (2)	yes (2)
Expected turnover during the vesting period	0%	0%	0%	0%	0%	0%

(1)	The acquisition of free shares is contingent for all the employees, including Dr. Benhamou, upon the achievement of the three performance criteria below:

•

One third of the shares will only be acquired from the later of the following two dates: (i) the end of the 2 year vesting period which runs from Grant Date and (ii) achievement of the primary efficacy endpoint of the Phase III ‘Pepites’ trial for Viaskin® Peanut; the Board of Director, during its meeting on February 15, 2018, had decided that following the FDA’s written responses to the clinical pre-BLA meeting package submitted by the Company, which reflected agreement on the content of the clinical module of the BLA for Viaskin® Peanut for the treatment of peanut allergy in children 4 to 11 years of age, the performance criteria was achieved.

•

One third of the shares will only be acquired from the later of the following two dates: (i) the end of the 2 year vesting period which runs from Grant Date and (ii) achievement of the primary efficacy endpoint of the Phase II ‘Miles’ trial for Viaskin® Milk.

•

One third of the shares will only be acquired from until the later of the following two dates: (i) the end of the 2 year vesting period which runs from Grant date and (ii) the beginning of clinical testing of another product candidate from the Viaskin® platform.

(2)	The acquisition of free shares is contingent for key and new employees upon the achievement of the two performance criteria below:

•

Half of the shares will only be acquired from the later of the following two dates: (i) the end of the 2 year vesting period which runs from Grant Date and (ii) achievement of the primary efficacy endpoint of the Phase III ‘Pepites’ trial for Viaskin® Peanut; the Board of Director, during its meeting on February 15, 2018, had decided that following the FDA’s written responses to the clinical pre-BLA meeting package submitted by the Company, which reflected agreement on the content of the clinical module of the BLA for Viaskin® Peanut for the treatment of peanut allergy in children 4 to 11 years of age, the performance criteria was achieved.

•

Half of the shares will only be acquired from the later of the following two dates: (i) the end of the 2 year vesting period which runs from Grant Date and (ii) achievement of the primary efficacy endpoint of the Phase II ‘Miles’ trial for Viaskin® Milk.

Performance conditions other than market conditions, which are taken into account by adjusting the number of equity instruments included in the measurement of the transaction amount, but are not taken into account when estimating the fair value of the shares.

Board of Directors Grant date	03/14/2017	04/20/2017	06/22/2018	06/09/2018	01/11/2018	12/12/2018	17/12/2018 12/12/2018
Vesting period (years)	2	2	1	1	1	1	1
Lockup period	0	0	2	2	2	2	2
Number of free shares granted	22,500	24,000	486,153	450	57,000	16,250	3,000
Share entitlement per free share	1	1	1	1	1	1	1
Grant date share fair value	68.07	61.20	34.32	36.96	33.33	27.96	26.76
Expected dividends	0%	0%	0%	0%	0%	0%	0%
Performance conditions	yes (1)	yes (1)	yes (2)	yes (2)	yes (2)	yes (2)	yes (2)
Expected turnover during the vesting period	0%	0%	0%	0%	5%	5%	5%

(1)	The acquisition of free shares is contingent for key and new employees upon the achievement of the two performance criteria below:

•

Half of the Shares allocated will not be acquired until the later of the following two dates: (i) the end of the two (2)-year acquisition period which runs from today and (ii) submission of the application for market authorization from the FDA for Viaskin® Peanut.

•

Half of the Shares allocated will not be acquired until the later of the following two dates: (i) the end of the two (2)-year acquisition period which runs from today and (ii) the first date of sale of Viaskin® Peanut in the United States.

(2)	The definitive allocation of the free shares will only occur at the later of the following two dates, subject to the presence requirement:

(i)	expiry of the current acquisition period as from their initial allocation; and

(ii)	approval of Viaskin® Peanut by the US Food and Drug Administration (U.S. FDA) (performance condition).

Summary Of Change in Number of BCE4 Outstanding

Change in Number of Free Shares Outstanding

	Year ended December 31,
Number of Free shares	2016	2017	2018
Balance at beginning of period	1,008,329	1,036,850	822,856
Granted during the period	310,350	46,500	562,853
Forfeited during the period	24,000	18,650	36,525
Exercised during the period	257,829	241,844	776,956
Expired during the period	—	—	—
Balance at end of period	1,036,850	822,856	572,228

BSA2010 [member]
Statement [LineItems]
Summary Details of Share Based Payments

Details of BSA2010

Date of grant (Board of Directors)	01/28/2011	01/28/2011	01/28/2011	01/28/2011	06/24/2011	06/24/2011	06/24/2011	06/24/2011
Vesting period (years)	0.9	1.9	2.9	3.9	0.5	1.5	2.5	3.5
Plan expiration date	01/27/2021	01/27/2021	01/27/2021	01/27/2021	11/22/2021	11/22/2021	11/22/2021	11/22/2021
Number of BSA2010 granted	2,510	2,510	2,510	2,509	2,000	2,000	2,000	2,000
Share entitlement per BSA2010(1)	15	15	15	15	15	15	15	15
Exercise price	77	77	77	77	77	77	77	77
Valuation method used	Black—Scholes				Black—Scholes
Grant date share fair value	77	77	77	77	77	77	77	77
Expected volatility	40%	40%	40%	40%	40%	40%	40%	40%
Average life of BSA2010	5.5	6.0	6.5	7.0	5.5	6.0	6.5	7.0
Discount rate(2)	2.70%	2.82%	2.82%	3.04%	2.55%	2.68%	2.68%	2.87%
Expected dividends	0%	0%	0%	0%	0%	0%	0%	0%
Performance conditions	NA	NA	NA	NA	NA	NA	NA	NA
Fair value per BSA2010	31.33	32.90	34.23	35.84	31.15	32.70	34.02	35.57

(1)

The number of shares takes into account an exercise parity adjusted by the division by 15 of the nominal value of the shares decided by the general meeting on December 9, 2011; each BSA2010 warrant now gives the right to subscribe to 15 new shares instead of 1 new share. For the same reason, the exercise price of each BSA2010 plan was adjusted as a result and is thus equal to 1/15th of the price initially determined by the general meeting that authorized each of the plans.

(2)	Based on French government bonds (GFRN) with a maturity corresponding to the maturity of BSA2010.

Date of grant (Board of Directors)	11/22/2011	11/22/2011	11/22/2011	11/22/2011
Vesting period (years)	1.0	2.0	3.0	4.0
Plan expiration date	11/22/2021	11/22/2021	11/22/2021	11/22/2021
Number of BSA2010 granted	335	335	334	334
Share entitlement per BSA(1)	15	15	15	15
Exercise price	77	77	77	77
Valuation method used	Black—Scholes
Grant date share fair value	77	77	77	77
Expected volatility	40%	40%	40%	40%
Average life of BSA	5.5	6.0	6.5	7.0
Discount rate(2)	2.23%	2.60%	2.60%	2.85%
Expected dividends	0%	0%	0%	0%
Performance conditions	NA	NA	NA	NA
Fair value per BSA	30.70	32.58	33.89	35.54
(1)

The number of shares takes into account an exercise parity adjusted by the division by 15 of the nominal value of the shares decided by the general meeting on December 9, 2011; each BSA2010 warrant now gives the right to subscribe to 15 new shares instead of 1 new share. For the same reason, the exercise price of each BSA2010 plan was adjusted as a result and is thus equal to 1/15th of the price initially determined by the general meeting that authorized each of the plans.

(2)	Based on French government bonds (GFRN) with a maturity corresponding to the maturity of BSA2010.

Summary Of Breakdown of the Closing Balance

Change in Number of BSA2010 Outstanding

	Year ended December 31,
Number of BSA	2016	2017	2018
Balance at beginning of period	1,044	610	500
Granted during the period	—	—	—
Forfeited during the period	—	—	—
Exercised during the period	434	110	—
Expired during the period	—	—	—
Balance at end of period	610	500	500

BSAX [member]
Statement [LineItems]
Summary Details of Share Based Payments

Details of BSAX

Date of grant (Board of Directors)	01/21/2009	01/21/2009	01/21/2009	21/01/2009	06/25/2010	06/25/2010	06/25/2010	06/25/2010
Vesting period (years)	1	2	3	4	1	2	3	4
Plan expiration date	01/20/2019	01/20/2019	01/20/2019	01/20/2019	06/24/2020	06/24/2020	06/24/2020	06/24/2020
Number of BSAX granted	77	77	77	75	457	457	456	455
Share entitlement per BSAX(1)	15	15	15	15	15	15	15	15
Exercise price	65	65	65	65	65	65	65	65
Valuation method used	Black—Scholes
Grant date share fair value	70	70	70	70	70	70	70	70
Expected volatility	40%	40%	40%	40%	40%	40%	40%	40%
Average life of BSAX	5.5	6.0	6.5	7.0	5.5	6.0	6.5	7.0
Discount rate(2)	2.71%	2.98%	2.98%	3.11%	2.04%	2.23%	2.23%	2.50%
Expected dividends	0%	0%	0%	0%	0%	0%	0%	0%
Performance conditions	NA	NA	NA	NA	NA	NA	NA	NA
Fair value per BSAX	30.32	31.89	33.05	33.45	29.47	30.88	31.99	33.44

(1)

The number of shares takes into account an exercise parity adjusted by the division by 15 of the nominal value of the shares decided by the general meeting on December 9, 2011; each BSAX warrant now gives the right to subscribe to 15 new shares instead of 1 new share. For the same reason, the exercise price of each BSAX plan was adjusted as a result and is thus equal to 1/15th of the price initially determined by the general meeting that authorized each of the plans.

(2)	Based on French government bonds (GFRN) with a maturity corresponding to the maturity of BSAX.

Summary of Change in Number of Outstanding shares

Change in Number of BSAX Outstanding

	Year ended December 31,
Number of BSAX	2016	2017	2018
Balance at beginning of period	1,036	1,036	—
Granted during the period	—	—	—
Forfeited during the period	—	—	—
Exercised during the period	—	1,036	—
Expired during the period	—	—	—
Balance at end of period	1,036	—	—